Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000015696
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class A
Trading Symbol	SZCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.16%

Gross expense ratio as of the latest prospectus: 1.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 10.15% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index, returned 10.76% and 3.64%, respectively.

The Fund performed roughly in line with the Russell 2000® Index for the year. Positive stock selection helped offset a challenging market environment for the Fund’s intrinsic value investment process, for which relative performance is correlated with company fundamentals such as free cash flow yield and return on invested capital. It is worth noting that for the period ended September 30, 2025, the Fund outperformed the S&P SmallCap 600® Index. This is important because the S&P 600 has outperformed the Russell 2000 over the long term due to its higher quality admission criteria.

Leading individual contributors to relative performance included Stride, Inc. (4.6%), a digital education company, The Bancorp, Inc. (5.4%), a bank that provides banking-as-a-service to consumer facing fintech partners, and Ligand Pharmaceuticals, Inc. (4.4%), a biopharmaceutical royalty company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. The Bancorp is growing strongly alongside its fintech customers’ programs, leading to high levels of profitability. Ligand performed well as the sales outlook for several of its partnered treatment assets improved substantially, accelerating Ligand’s future earnings trajectory.

The most significant individual detractors from relative performance included Lantheus Holdings, Inc. (0.6%), Builders FirstSource, Inc. (0.9%), and Alight, Inc. (0.1%). Lantheus shares declined due to pricing pressure in the market for its prostate cancer radiodiagnostic treatment. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for building products distributor Builders FirstSource suffered due to weakness in residential construction. The Fund maintained a position on the view that there is a strong secular outlook for building products and Builders FirstSource has deep competitive advantages in distribution. Alight, a human resources benefits provider, declined on disappointing results due to subpar commercial execution. The Fund trimmed the position while maintaining exposure as the stock now appears oversold and attractively valued considering Alight’s stable and recurring revenue stream.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
'15	$9,425	$10,000	$10,000	$10,000
'15	$9,775	$10,790	$10,563	$10,610
'15	$9,930	$10,850	$10,907	$10,894
'15	$9,357	$10,627	$10,359	$10,372
'16	$8,820	$10,027	$9,448	$9,733
'16	$8,919	$10,024	$9,448	$9,841
'16	$9,681	$10,730	$10,202	$10,648
'16	$9,861	$10,796	$10,362	$10,773
'16	$9,833	$10,990	$10,596	$10,952
'16	$9,833	$11,012	$10,589	$11,018
'16	$10,493	$11,449	$11,221	$11,579
'16	$10,538	$11,478	$11,420	$11,736
'16	$10,620	$11,496	$11,547	$11,812
'16	$10,202	$11,248	$10,998	$11,283
'16	$11,284	$11,751	$12,224	$12,699
'16	$11,638	$11,980	$12,567	$13,127
'17	$11,708	$12,206	$12,616	$13,075
'17	$11,819	$12,660	$12,860	$13,283
'17	$11,827	$12,668	$12,877	$13,267
'17	$12,012	$12,803	$13,018	$13,386
'17	$11,704	$12,934	$12,753	$13,101
'17	$12,185	$13,050	$13,194	$13,494
'17	$12,152	$13,296	$13,292	$13,624
'17	$11,983	$13,322	$13,123	$13,275
'17	$12,502	$13,647	$13,942	$14,298
'17	$12,535	$13,945	$14,061	$14,434
'17	$12,880	$14,368	$14,466	$14,942
'17	$12,969	$14,512	$14,407	$14,864
'18	$13,322	$15,277	$14,784	$15,240
'18	$12,495	$14,714	$14,211	$14,650
'18	$12,739	$14,418	$14,395	$14,948
'18	$12,961	$14,473	$14,520	$15,102
'18	$13,744	$14,882	$15,401	$16,078
'18	$13,962	$14,979	$15,511	$16,260
'18	$14,253	$15,476	$15,782	$16,773
'18	$14,671	$16,020	$16,462	$17,584
'18	$14,414	$16,046	$16,066	$17,026
'18	$12,730	$14,865	$14,321	$15,242
'18	$12,795	$15,162	$14,549	$15,471
'18	$11,107	$13,751	$12,821	$13,603
'19	$12,515	$14,931	$14,263	$15,050
'19	$13,060	$15,457	$15,004	$15,706
'19	$12,668	$15,682	$14,690	$15,182
'19	$12,921	$16,309	$15,189	$15,770
'19	$11,652	$15,253	$14,008	$14,394
'19	$12,571	$16,325	$14,998	$15,466
'19	$12,474	$16,567	$15,084	$15,642
'19	$11,629	$16,229	$14,340	$14,937
'19	$12,197	$16,514	$14,638	$15,435
'19	$12,432	$16,870	$15,024	$15,736
'19	$12,981	$17,511	$15,642	$16,218
'19	$13,492	$18,017	$16,093	$16,703
'20	$12,910	$17,997	$15,577	$16,039
'20	$11,793	$16,523	$14,266	$14,499
'20	$8,791	$14,251	$11,166	$11,251
'20	$9,904	$16,139	$12,700	$12,680
'20	$10,781	$17,002	$13,526	$13,226
'20	$10,975	$17,390	$14,004	$13,720
'20	$11,820	$18,378	$14,392	$14,284
'20	$12,185	$19,709	$15,203	$14,854
'20	$11,903	$18,992	$14,695	$14,156
'20	$12,254	$18,582	$15,003	$14,521
'20	$14,194	$20,842	$17,768	$17,160
'20	$15,437	$21,780	$19,305	$18,588
'21	$16,394	$21,683	$20,277	$19,757
'21	$18,003	$22,361	$21,541	$21,269
'21	$18,757	$23,162	$21,757	$21,978
'21	$19,390	$24,356	$22,214	$22,426
'21	$20,038	$24,467	$22,260	$22,891
'21	$20,357	$25,071	$22,691	$22,968
'21	$19,825	$25,495	$21,872	$22,420
'21	$20,699	$26,222	$22,361	$22,871
'21	$20,412	$25,045	$21,701	$22,315
'21	$21,199	$26,739	$22,625	$23,080
'21	$20,782	$26,332	$21,682	$22,552
'21	$21,740	$27,369	$22,166	$23,573
'22	$19,729	$25,759	$20,032	$21,860
'22	$20,054	$25,110	$20,246	$22,166
'22	$20,167	$25,924	$20,498	$22,248
'22	$19,286	$23,598	$18,466	$20,510
'22	$19,550	$23,566	$18,494	$20,893
'22	$17,901	$21,595	$16,973	$19,108
'22	$19,507	$23,621	$18,745	$21,021
'22	$19,093	$22,739	$18,362	$20,099
'22	$17,897	$20,630	$16,602	$18,113
'22	$19,135	$22,322	$18,430	$20,353
'22	$19,752	$23,487	$18,860	$21,201
'22	$18,748	$22,112	$17,636	$19,778
'23	$19,774	$23,635	$19,355	$21,656
'23	$19,831	$23,083	$19,028	$21,390
'23	$18,976	$23,700	$18,119	$20,286
'23	$18,748	$23,952	$17,793	$19,722
'23	$18,206	$24,046	$17,629	$19,377
'23	$19,175	$25,688	$19,062	$20,971
'23	$19,892	$26,608	$20,228	$22,127
'23	$19,669	$26,095	$19,216	$21,211
'23	$19,280	$24,852	$18,085	$19,939
'23	$18,923	$24,193	$16,851	$18,795
'23	$19,736	$26,449	$18,377	$20,349
'23	$21,147	$27,852	$20,622	$22,953
'24	$20,837	$28,160	$19,820	$22,047
'24	$21,262	$29,685	$20,940	$22,780
'24	$21,891	$30,642	$21,690	$23,518
'24	$20,689	$29,294	$20,163	$22,198
'24	$21,472	$30,678	$21,175	$23,317
'24	$20,842	$31,628	$20,979	$22,787
'24	$22,970	$32,216	$23,111	$25,247
'24	$22,535	$32,917	$22,765	$24,883
'24	$22,621	$33,598	$22,924	$25,095
'24	$22,497	$33,351	$22,593	$24,433
'24	$24,830	$35,570	$25,072	$27,105
'24	$23,188	$34,483	$23,001	$24,949
'25	$24,396	$35,571	$23,604	$25,676
'25	$23,657	$34,890	$22,342	$24,209
'25	$22,492	$32,854	$20,821	$22,722
'25	$22,352	$32,634	$20,340	$21,771
'25	$23,052	$34,703	$21,426	$22,909
'25	$23,874	$36,465	$22,591	$23,835
'25	$23,806	$37,269	$22,982	$24,056
'25	$25,256	$38,131	$24,624	$25,756
'25	$24,918	$39,447	$25,391	$26,008

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	10.15%	15.92%	10.21%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	3.82%	14.56%	9.56%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%
S&P SmallCap 600® Index	3.64%	12.94%	10.03%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,043,202,578
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 5,559,750
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,043,202,578
Number of Portfolio Holdings	98
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	5,559,750

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	17%
Health Care	15%
Consumer Discretionary	10%
Information Technology	7%
Energy	6%
Communication Services	6%
Consumer Staples	6%
Real Estate	4%
Utilities	4%

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
The Bancorp, Inc.	5.4%
Stride, Inc.	4.6%
Ligand Pharmaceuticals, Inc.	4.4%
Kyndryl Holdings, Inc.	2.9%
Cantaloupe, Inc.	2.1%
NEXTracker, Inc.	2.0%
Essent Group Ltd.	1.9%
RadNet, Inc.	1.8%
Rush Enterprises, Inc.	1.8%
Chart Industries, Inc.	1.7%

Material Fund Change [Text Block]
C000015699
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class C
Trading Symbol	SZCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.95%

Gross expense ratio as of the latest prospectus: 1.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 9.28% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index, returned 10.76% and 3.64%, respectively.

The Fund performed roughly in line with the Russell 2000® Index for the year. Positive stock selection helped offset a challenging market environment for the Fund’s intrinsic value investment process, for which relative performance is correlated with company fundamentals such as free cash flow yield and return on invested capital. It is worth noting that for the period ended September 30, 2025, the Fund outperformed the S&P SmallCap 600® Index. This is important because the S&P 600 has outperformed the Russell 2000 over the long term due to its higher quality admission criteria.

Leading individual contributors to relative performance included Stride, Inc. (4.6%), a digital education company, The Bancorp, Inc. (5.4%), a bank that provides banking-as-a-service to consumer facing fintech partners, and Ligand Pharmaceuticals, Inc. (4.4%), a biopharmaceutical royalty company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. The Bancorp is growing strongly alongside its fintech customers’ programs, leading to high levels of profitability. Ligand performed well as the sales outlook for several of its partnered treatment assets improved substantially, accelerating Ligand’s future earnings trajectory.

The most significant individual detractors from relative performance included Lantheus Holdings, Inc. (0.6%), Builders FirstSource, Inc. (0.9%), and Alight, Inc. (0.1%). Lantheus shares declined due to pricing pressure in the market for its prostate cancer radiodiagnostic treatment. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for building products distributor Builders FirstSource suffered due to weakness in residential construction. The Fund maintained a position on the view that there is a strong secular outlook for building products and Builders FirstSource has deep competitive advantages in distribution. Alight, a human resources benefits provider, declined on disappointing results due to subpar commercial execution. The Fund trimmed the position while maintaining exposure as the stock now appears oversold and attractively valued considering Alight’s stable and recurring revenue stream.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$10,368	$10,790	$10,563	$10,610
'15	$10,524	$10,850	$10,907	$10,894
'15	$9,913	$10,627	$10,359	$10,372
'16	$9,335	$10,027	$9,448	$9,733
'16	$9,437	$10,024	$9,448	$9,841
'16	$10,237	$10,730	$10,202	$10,648
'16	$10,419	$10,796	$10,362	$10,773
'16	$10,384	$10,990	$10,596	$10,952
'16	$10,374	$11,012	$10,589	$11,018
'16	$11,068	$11,449	$11,221	$11,579
'16	$11,108	$11,478	$11,420	$11,736
'16	$11,189	$11,496	$11,547	$11,812
'16	$10,738	$11,248	$10,998	$11,283
'16	$11,873	$11,751	$12,224	$12,699
'16	$12,238	$11,980	$12,567	$13,127
'17	$12,298	$12,206	$12,616	$13,075
'17	$12,410	$12,660	$12,860	$13,283
'17	$12,410	$12,668	$12,877	$13,267
'17	$12,597	$12,803	$13,018	$13,386
'17	$12,268	$12,934	$12,753	$13,101
'17	$12,759	$13,050	$13,194	$13,494
'17	$12,719	$13,296	$13,292	$13,624
'17	$12,536	$13,322	$13,123	$13,275
'17	$13,073	$13,647	$13,942	$14,298
'17	$13,094	$13,945	$14,061	$14,434
'17	$13,448	$14,368	$14,466	$14,942
'17	$13,534	$14,512	$14,407	$14,864
'18	$13,891	$15,277	$14,784	$15,240
'18	$13,020	$14,714	$14,211	$14,650
'18	$13,269	$14,418	$14,395	$14,948
'18	$13,491	$14,473	$14,520	$15,102
'18	$14,297	$14,882	$15,401	$16,078
'18	$14,519	$14,979	$15,511	$16,260
'18	$14,811	$15,476	$15,782	$16,773
'18	$15,233	$16,020	$16,462	$17,584
'18	$14,951	$16,046	$16,066	$17,026
'18	$13,199	$14,865	$14,321	$15,242
'18	$13,258	$15,162	$14,549	$15,471
'18	$11,498	$13,751	$12,821	$13,603
'19	$12,952	$14,931	$14,263	$15,050
'19	$13,508	$15,457	$15,004	$15,706
'19	$13,097	$15,682	$14,690	$15,182
'19	$13,346	$16,309	$15,189	$15,770
'19	$12,026	$15,253	$14,008	$14,394
'19	$12,970	$16,325	$14,998	$15,466
'19	$12,860	$16,567	$15,084	$15,642
'19	$11,985	$16,229	$14,340	$14,937
'19	$12,558	$16,514	$14,638	$15,435
'19	$12,796	$16,870	$15,024	$15,736
'19	$13,352	$17,511	$15,642	$16,218
'19	$13,871	$18,017	$16,093	$16,703
'20	$13,262	$17,997	$15,577	$16,039
'20	$12,104	$16,523	$14,266	$14,499
'20	$9,015	$14,251	$11,166	$11,251
'20	$10,151	$16,139	$12,700	$12,680
'20	$11,049	$17,002	$13,526	$13,226
'20	$11,240	$17,390	$14,004	$13,720
'20	$12,098	$18,378	$14,392	$14,284
'20	$12,463	$19,709	$15,203	$14,854
'20	$12,167	$18,992	$14,695	$14,156
'20	$12,515	$18,582	$15,003	$14,521
'20	$14,491	$20,842	$17,768	$17,160
'20	$15,748	$21,780	$19,305	$18,588
'21	$16,716	$21,683	$20,277	$19,757
'21	$18,344	$22,361	$21,541	$21,269
'21	$19,103	$23,162	$21,757	$21,978
'21	$19,734	$24,356	$22,214	$22,426
'21	$20,377	$24,467	$22,260	$22,891
'21	$20,690	$25,071	$22,691	$22,968
'21	$20,134	$25,495	$21,872	$22,420
'21	$21,003	$26,222	$22,361	$22,871
'21	$20,702	$25,045	$21,701	$22,315
'21	$21,484	$26,739	$22,625	$23,080
'21	$21,049	$26,332	$21,682	$22,552
'21	$22,005	$27,369	$22,166	$23,573
'22	$19,955	$25,759	$20,032	$21,860
'22	$20,269	$25,110	$20,246	$22,166
'22	$20,370	$25,924	$20,498	$22,248
'22	$19,469	$23,598	$18,466	$20,510
'22	$19,724	$23,566	$18,494	$20,893
'22	$18,047	$21,595	$16,973	$19,108
'22	$19,653	$23,621	$18,745	$21,021
'22	$19,226	$22,739	$18,362	$20,099
'22	$18,011	$20,630	$16,602	$18,113
'22	$19,250	$22,322	$18,430	$20,353
'22	$19,854	$23,487	$18,860	$21,201
'22	$18,830	$22,112	$17,636	$19,778
'23	$19,848	$23,635	$19,355	$21,656
'23	$19,896	$23,083	$19,028	$21,390
'23	$19,022	$23,700	$18,119	$20,286
'23	$18,783	$23,952	$17,793	$19,722
'23	$18,226	$24,046	$17,629	$19,377
'23	$19,190	$25,688	$19,062	$20,971
'23	$19,890	$26,608	$20,228	$22,127
'23	$19,650	$26,095	$19,216	$21,211
'23	$19,249	$24,852	$18,085	$19,939
'23	$18,884	$24,193	$16,851	$18,795
'23	$19,680	$26,449	$18,377	$20,349
'23	$21,069	$27,852	$20,622	$22,953
'24	$20,752	$28,160	$19,820	$22,047
'24	$21,159	$29,685	$20,940	$22,780
'24	$21,775	$30,642	$21,690	$23,518
'24	$20,566	$29,294	$20,163	$22,198
'24	$21,332	$30,678	$21,175	$23,317
'24	$20,692	$31,628	$20,979	$22,787
'24	$22,787	$32,216	$23,111	$25,247
'24	$22,338	$32,917	$22,765	$24,883
'24	$22,410	$33,598	$22,924	$25,095
'24	$22,272	$33,351	$22,593	$24,433
'24	$24,565	$35,570	$25,072	$27,105
'24	$22,926	$34,483	$23,001	$24,949
'25	$24,107	$35,571	$23,604	$25,676
'25	$23,356	$34,890	$22,342	$24,209
'25	$22,193	$32,854	$20,821	$22,722
'25	$22,041	$32,634	$20,340	$21,771
'25	$22,720	$34,703	$21,426	$22,909
'25	$23,514	$36,465	$22,591	$23,835
'25	$23,429	$37,269	$22,982	$24,056
'25	$24,841	$38,131	$24,624	$25,756
'25	$24,489	$39,447	$25,391	$26,008

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	9.28%	15.02%	9.37%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	8.28%	15.02%	9.37%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%
S&P SmallCap 600® Index	3.64%	12.94%	10.03%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,043,202,578
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 5,559,750
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,043,202,578
Number of Portfolio Holdings	98
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	5,559,750

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	17%
Health Care	15%
Consumer Discretionary	10%
Information Technology	7%
Energy	6%
Communication Services	6%
Consumer Staples	6%
Real Estate	4%
Utilities	4%

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
The Bancorp, Inc.	5.4%
Stride, Inc.	4.6%
Ligand Pharmaceuticals, Inc.	4.4%
Kyndryl Holdings, Inc.	2.9%
Cantaloupe, Inc.	2.1%
NEXTracker, Inc.	2.0%
Essent Group Ltd.	1.9%
RadNet, Inc.	1.8%
Rush Enterprises, Inc.	1.8%
Chart Industries, Inc.	1.7%

Material Fund Change [Text Block]
C000172343
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class R6
Trading Symbol	SZCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.80%

Gross expense ratio as of the latest prospectus: 0.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 10.52% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index, returned 10.76% and 3.64%, respectively.

The Fund performed roughly in line with the Russell 2000® Index for the year. Positive stock selection helped offset a challenging market environment for the Fund’s intrinsic value investment process, for which relative performance is correlated with company fundamentals such as free cash flow yield and return on invested capital. It is worth noting that for the period ended September 30, 2025, the Fund outperformed the S&P SmallCap 600® Index. This is important because the S&P 600 has outperformed the Russell 2000 over the long term due to its higher quality admission criteria.

Leading individual contributors to relative performance included Stride, Inc. (4.6%), a digital education company, The Bancorp, Inc. (5.4%), a bank that provides banking-as-a-service to consumer facing fintech partners, and Ligand Pharmaceuticals, Inc. (4.4%), a biopharmaceutical royalty company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. The Bancorp is growing strongly alongside its fintech customers’ programs, leading to high levels of profitability. Ligand performed well as the sales outlook for several of its partnered treatment assets improved substantially, accelerating Ligand’s future earnings trajectory.

The most significant individual detractors from relative performance included Lantheus Holdings, Inc. (0.6%), Builders FirstSource, Inc. (0.9%), and Alight, Inc. (0.1%). Lantheus shares declined due to pricing pressure in the market for its prostate cancer radiodiagnostic treatment. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for building products distributor Builders FirstSource suffered due to weakness in residential construction. The Fund maintained a position on the view that there is a strong secular outlook for building products and Builders FirstSource has deep competitive advantages in distribution. Alight, a human resources benefits provider, declined on disappointing results due to subpar commercial execution. The Fund trimmed the position while maintaining exposure as the stock now appears oversold and attractively valued considering Alight’s stable and recurring revenue stream.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
6/1/16	$10,000	$10,000	$10,000	$10,000
6/30/16	$9,940	$10,021	$9,994	$10,061
7/31/16	$10,608	$10,418	$10,590	$10,573
8/31/16	$10,659	$10,445	$10,778	$10,716
9/30/16	$10,743	$10,461	$10,898	$10,785
10/31/16	$10,322	$10,235	$10,380	$10,302
11/30/16	$11,422	$10,693	$11,537	$11,595
12/31/16	$11,782	$10,902	$11,860	$11,986
1/31/17	$11,854	$11,107	$11,907	$11,938
2/28/17	$11,970	$11,520	$12,137	$12,128
3/31/17	$11,978	$11,528	$12,153	$12,114
4/30/17	$12,166	$11,650	$12,286	$12,223
5/31/17	$11,858	$11,769	$12,036	$11,963
6/30/17	$12,350	$11,875	$12,452	$12,321
7/31/17	$12,318	$12,099	$12,545	$12,440
8/31/17	$12,150	$12,123	$12,385	$12,121
9/30/17	$12,682	$12,418	$13,158	$13,056
10/31/17	$12,714	$12,689	$13,270	$13,179
11/30/17	$13,070	$13,074	$13,653	$13,643
12/31/17	$13,163	$13,205	$13,598	$13,572
1/31/18	$13,523	$13,901	$13,953	$13,916
2/28/18	$12,689	$13,389	$13,413	$13,377
3/31/18	$12,939	$13,120	$13,586	$13,649
4/30/18	$13,172	$13,170	$13,704	$13,790
5/31/18	$13,967	$13,542	$14,535	$14,681
6/30/18	$14,196	$13,630	$14,640	$14,847
7/31/18	$14,492	$14,083	$14,895	$15,315
8/31/18	$14,920	$14,577	$15,537	$16,056
9/30/18	$14,661	$14,601	$15,163	$15,546
10/31/18	$12,956	$13,526	$13,516	$13,917
11/30/18	$13,023	$13,797	$13,731	$14,126
12/31/18	$11,307	$12,513	$12,100	$12,421
1/31/19	$12,745	$13,587	$13,461	$13,742
2/28/19	$13,302	$14,065	$14,161	$14,340
3/31/19	$12,907	$14,270	$13,865	$13,863
4/30/19	$13,167	$14,840	$14,336	$14,400
5/31/19	$11,873	$13,880	$13,221	$13,143
6/30/19	$12,817	$14,855	$14,155	$14,122
7/31/19	$12,718	$15,075	$14,237	$14,282
8/31/19	$11,864	$14,768	$13,534	$13,638
9/30/19	$12,444	$15,027	$13,815	$14,093
10/31/19	$12,691	$15,351	$14,179	$14,368
11/30/19	$13,253	$15,934	$14,763	$14,808
12/31/19	$13,774	$16,394	$15,188	$15,251
1/31/20	$13,184	$16,376	$14,701	$14,645
2/29/20	$12,044	$15,036	$13,464	$13,238
3/31/20	$8,981	$12,968	$10,539	$10,274
4/30/20	$10,121	$14,685	$11,986	$11,578
5/31/20	$11,022	$15,471	$12,766	$12,077
6/30/20	$11,220	$15,825	$13,217	$12,528
7/31/20	$12,089	$16,723	$13,583	$13,043
8/31/20	$12,463	$17,935	$14,348	$13,563
9/30/20	$12,184	$17,282	$13,869	$12,925
10/31/20	$12,540	$16,909	$14,160	$13,259
11/30/20	$14,535	$18,966	$16,770	$15,668
12/31/20	$15,809	$19,819	$18,220	$16,972
1/31/21	$16,791	$19,731	$19,137	$18,040
2/28/21	$18,442	$20,347	$20,330	$19,420
3/31/21	$19,220	$21,077	$20,534	$20,068
4/30/21	$19,877	$22,163	$20,965	$20,476
5/31/21	$20,546	$22,264	$21,008	$20,902
6/30/21	$20,881	$22,813	$21,415	$20,972
7/31/21	$20,338	$23,199	$20,642	$20,471
8/31/21	$21,238	$23,861	$21,104	$20,884
9/30/21	$20,953	$22,790	$20,482	$20,376
10/31/21	$21,768	$24,331	$21,353	$21,074
11/30/21	$21,347	$23,961	$20,463	$20,592
12/31/21	$22,333	$24,905	$20,920	$21,524
1/31/22	$20,275	$23,439	$18,906	$19,960
2/28/22	$20,616	$22,849	$19,108	$20,239
3/31/22	$20,736	$23,590	$19,346	$20,314
4/30/22	$19,838	$21,473	$17,428	$18,728
5/31/22	$20,114	$21,444	$17,455	$19,077
6/30/22	$18,420	$19,650	$16,019	$17,447
7/31/22	$20,078	$21,494	$17,692	$19,194
8/31/22	$19,659	$20,692	$17,330	$18,352
9/30/22	$18,434	$18,773	$15,669	$16,539
10/31/22	$19,718	$20,312	$17,394	$18,584
11/30/22	$20,358	$21,373	$17,800	$19,358
12/31/22	$19,328	$20,121	$16,645	$18,059
1/31/23	$20,390	$21,507	$18,267	$19,774
2/28/23	$20,455	$21,004	$17,959	$19,531
3/31/23	$19,580	$21,566	$17,101	$18,523
4/30/23	$19,352	$21,796	$16,793	$18,008
5/31/23	$18,797	$21,880	$16,638	$17,692
6/30/23	$19,808	$23,375	$17,991	$19,149
7/31/23	$20,553	$24,212	$19,091	$20,204
8/31/23	$20,325	$23,745	$18,136	$19,367
9/30/23	$19,929	$22,614	$17,068	$18,206
10/31/23	$19,570	$22,014	$15,904	$17,162
11/30/23	$20,413	$24,067	$17,344	$18,581
12/31/23	$21,880	$25,344	$19,463	$20,958
1/31/24	$21,570	$25,625	$18,706	$20,131
2/29/24	$22,011	$27,012	$19,763	$20,800
3/31/24	$22,673	$27,883	$20,471	$21,474
4/30/24	$21,434	$26,656	$19,030	$20,269
5/31/24	$22,251	$27,916	$19,985	$21,291
6/30/24	$21,603	$28,780	$19,800	$20,806
7/31/24	$23,819	$29,315	$21,812	$23,053
8/31/24	$23,373	$29,953	$21,486	$22,721
9/30/24	$23,471	$30,573	$21,636	$22,914
10/31/24	$23,345	$30,348	$21,323	$22,310
11/30/24	$25,776	$32,367	$23,662	$24,749
12/31/24	$24,076	$31,378	$21,708	$22,781
1/31/25	$25,340	$32,368	$22,277	$23,444
2/28/25	$24,582	$31,748	$21,086	$22,105
3/31/25	$23,379	$29,896	$19,651	$20,747
4/30/25	$23,236	$29,695	$19,197	$19,878
5/31/25	$23,976	$31,578	$20,222	$20,918
6/30/25	$24,835	$33,182	$21,321	$21,764
7/31/25	$24,773	$33,913	$21,691	$21,966
8/31/25	$26,290	$34,698	$23,240	$23,517
9/30/25	$25,942	$35,895	$23,963	$23,747

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 6/1/16
Class R6 No Sales Charge	10.52%	16.32%	10.76%
Russell 3000® Index	17.41%	15.74%	14.68%
Russell 2000® Index	10.76%	11.56%	9.82%
S&P SmallCap 600® Index	3.64%	12.94%	9.71%

Performance Inception Date	Jun. 01, 2016
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,043,202,578
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 5,559,750
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,043,202,578
Number of Portfolio Holdings	98
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	5,559,750

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	17%
Health Care	15%
Consumer Discretionary	10%
Information Technology	7%
Energy	6%
Communication Services	6%
Consumer Staples	6%
Real Estate	4%
Utilities	4%

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
The Bancorp, Inc.	5.4%
Stride, Inc.	4.6%
Ligand Pharmaceuticals, Inc.	4.4%
Kyndryl Holdings, Inc.	2.9%
Cantaloupe, Inc.	2.1%
NEXTracker, Inc.	2.0%
Essent Group Ltd.	1.9%
RadNet, Inc.	1.8%
Rush Enterprises, Inc.	1.8%
Chart Industries, Inc.	1.7%

Material Fund Change [Text Block]
C000015700
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class S
Trading Symbol	SSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$95	0.90%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 10.43% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index, returned 10.76% and 3.64%, respectively.

The Fund performed roughly in line with the Russell 2000® Index for the year. Positive stock selection helped offset a challenging market environment for the Fund’s intrinsic value investment process, for which relative performance is correlated with company fundamentals such as free cash flow yield and return on invested capital. It is worth noting that for the period ended September 30, 2025, the Fund outperformed the S&P SmallCap 600® Index. This is important because the S&P 600 has outperformed the Russell 2000 over the long term due to its higher quality admission criteria.

Leading individual contributors to relative performance included Stride, Inc. (4.6%), a digital education company, The Bancorp, Inc. (5.4%), a bank that provides banking-as-a-service to consumer facing fintech partners, and Ligand Pharmaceuticals, Inc. (4.4%), a biopharmaceutical royalty company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. The Bancorp is growing strongly alongside its fintech customers’ programs, leading to high levels of profitability. Ligand performed well as the sales outlook for several of its partnered treatment assets improved substantially, accelerating Ligand’s future earnings trajectory.

The most significant individual detractors from relative performance included Lantheus Holdings, Inc. (0.6%), Builders FirstSource, Inc. (0.9%), and Alight, Inc. (0.1%). Lantheus shares declined due to pricing pressure in the market for its prostate cancer radiodiagnostic treatment. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for building products distributor Builders FirstSource suffered due to weakness in residential construction. The Fund maintained a position on the view that there is a strong secular outlook for building products and Builders FirstSource has deep competitive advantages in distribution. Alight, a human resources benefits provider, declined on disappointing results due to subpar commercial execution. The Fund trimmed the position while maintaining exposure as the stock now appears oversold and attractively valued considering Alight’s stable and recurring revenue stream.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$10,378	$10,790	$10,563	$10,610
'15	$10,543	$10,850	$10,907	$10,894
'15	$9,935	$10,627	$10,359	$10,372
'16	$9,367	$10,027	$9,448	$9,733
'16	$9,475	$10,024	$9,448	$9,841
'16	$10,285	$10,730	$10,202	$10,648
'16	$10,478	$10,796	$10,362	$10,773
'16	$10,453	$10,990	$10,596	$10,952
'16	$10,453	$11,012	$10,589	$11,018
'16	$11,154	$11,449	$11,221	$11,579
'16	$11,208	$11,478	$11,420	$11,736
'16	$11,296	$11,496	$11,547	$11,812
'16	$10,853	$11,248	$10,998	$11,283
'16	$12,010	$11,751	$12,224	$12,699
'16	$12,388	$11,980	$12,567	$13,127
'17	$12,463	$12,206	$12,616	$13,075
'17	$12,585	$12,660	$12,860	$13,283
'17	$12,593	$12,668	$12,877	$13,267
'17	$12,791	$12,803	$13,018	$13,386
'17	$12,467	$12,934	$12,753	$13,101
'17	$12,984	$13,050	$13,194	$13,494
'17	$12,951	$13,296	$13,292	$13,624
'17	$12,774	$13,322	$13,123	$13,275
'17	$13,329	$13,647	$13,942	$14,298
'17	$13,362	$13,945	$14,061	$14,434
'17	$13,736	$14,368	$14,466	$14,942
'17	$13,833	$14,512	$14,407	$14,864
'18	$14,211	$15,277	$14,784	$15,240
'18	$13,331	$14,714	$14,211	$14,650
'18	$13,593	$14,418	$14,395	$14,948
'18	$13,837	$14,473	$14,520	$15,102
'18	$14,673	$14,882	$15,401	$16,078
'18	$14,909	$14,979	$15,511	$16,260
'18	$15,224	$15,476	$15,782	$16,773
'18	$15,673	$16,020	$16,462	$17,584
'18	$15,398	$16,046	$16,066	$17,026
'18	$13,602	$14,865	$14,321	$15,242
'18	$13,673	$15,162	$14,549	$15,471
'18	$11,872	$13,751	$12,821	$13,603
'19	$13,380	$14,931	$14,263	$15,050
'19	$13,965	$15,457	$15,004	$15,706
'19	$13,550	$15,682	$14,690	$15,182
'19	$13,823	$16,309	$15,189	$15,770
'19	$12,461	$15,253	$14,008	$14,394
'19	$13,451	$16,325	$14,998	$15,466
'19	$13,347	$16,567	$15,084	$15,642
'19	$12,447	$16,229	$14,340	$14,937
'19	$13,055	$16,514	$14,638	$15,435
'19	$13,309	$16,870	$15,024	$15,736
'19	$13,903	$17,511	$15,642	$16,218
'19	$14,450	$18,017	$16,093	$16,703
'20	$13,831	$17,997	$15,577	$16,039
'20	$12,632	$16,523	$14,266	$14,499
'20	$9,418	$14,251	$11,166	$11,251
'20	$10,612	$16,139	$12,700	$12,680
'20	$11,556	$17,002	$13,526	$13,226
'20	$11,769	$17,390	$14,004	$13,720
'20	$12,675	$18,378	$14,392	$14,284
'20	$13,067	$19,709	$15,203	$14,854
'20	$12,769	$18,992	$14,695	$14,156
'20	$13,147	$18,582	$15,003	$14,521
'20	$15,234	$20,842	$17,768	$17,160
'20	$16,566	$21,780	$19,305	$18,588
'21	$17,594	$21,683	$20,277	$19,757
'21	$19,324	$22,361	$21,541	$21,269
'21	$20,143	$23,162	$21,757	$21,978
'21	$20,825	$24,356	$22,214	$22,426
'21	$21,526	$24,467	$22,260	$22,891
'21	$21,872	$25,071	$22,691	$22,968
'21	$21,304	$25,495	$21,872	$22,420
'21	$22,246	$26,222	$22,361	$22,871
'21	$21,943	$25,045	$21,701	$22,315
'21	$22,796	$26,739	$22,625	$23,080
'21	$22,351	$26,332	$21,682	$22,552
'21	$23,383	$27,369	$22,166	$23,573
'22	$21,229	$25,759	$20,032	$21,860
'22	$21,581	$25,110	$20,246	$22,166
'22	$21,706	$25,924	$20,498	$22,248
'22	$20,766	$23,598	$18,466	$20,510
'22	$21,055	$23,566	$18,494	$20,893
'22	$19,281	$21,595	$16,973	$19,108
'22	$21,017	$23,621	$18,745	$21,021
'22	$20,573	$22,739	$18,362	$20,099
'22	$19,291	$20,630	$16,602	$18,113
'22	$20,631	$22,322	$18,430	$20,353
'22	$21,301	$23,487	$18,860	$21,201
'22	$20,221	$22,112	$17,636	$19,778
'23	$21,331	$23,635	$19,355	$21,656
'23	$21,400	$23,083	$19,028	$21,390
'23	$20,479	$23,700	$18,119	$20,286
'23	$20,235	$23,952	$17,793	$19,722
'23	$19,660	$24,046	$17,629	$19,377
'23	$20,708	$25,688	$19,062	$20,971
'23	$21,487	$26,608	$20,228	$22,127
'23	$21,249	$26,095	$19,216	$21,211
'23	$20,834	$24,852	$18,085	$19,939
'23	$20,454	$24,193	$16,851	$18,795
'23	$21,331	$26,449	$18,377	$20,349
'23	$22,865	$27,852	$20,622	$22,953
'24	$22,536	$28,160	$19,820	$22,047
'24	$22,998	$29,685	$20,940	$22,780
'24	$23,684	$30,642	$21,690	$23,518
'24	$22,389	$29,294	$20,163	$22,198
'24	$23,243	$30,678	$21,175	$23,317
'24	$22,566	$31,628	$20,979	$22,787
'24	$24,872	$32,216	$23,111	$25,247
'24	$24,406	$32,917	$22,765	$24,883
'24	$24,504	$33,598	$22,924	$25,095
'24	$24,371	$33,351	$22,593	$24,433
'24	$26,907	$35,570	$25,072	$27,105
'24	$25,131	$34,483	$23,001	$24,949
'25	$26,451	$35,571	$23,604	$25,676
'25	$25,654	$34,890	$22,342	$24,209
'25	$24,394	$32,854	$20,821	$22,722
'25	$24,245	$32,634	$20,340	$21,771
'25	$25,012	$34,703	$21,426	$22,909
'25	$25,913	$36,465	$22,591	$23,835
'25	$25,838	$37,269	$22,982	$24,056
'25	$27,422	$38,131	$24,624	$25,756
'25	$27,059	$39,447	$25,391	$26,008

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	10.43%	16.21%	10.47%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%
S&P SmallCap 600® Index	3.64%	12.94%	10.03%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,043,202,578
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 5,559,750
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,043,202,578
Number of Portfolio Holdings	98
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	5,559,750

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	17%
Health Care	15%
Consumer Discretionary	10%
Information Technology	7%
Energy	6%
Communication Services	6%
Consumer Staples	6%
Real Estate	4%
Utilities	4%

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
The Bancorp, Inc.	5.4%
Stride, Inc.	4.6%
Ligand Pharmaceuticals, Inc.	4.4%
Kyndryl Holdings, Inc.	2.9%
Cantaloupe, Inc.	2.1%
NEXTracker, Inc.	2.0%
Essent Group Ltd.	1.9%
RadNet, Inc.	1.8%
Rush Enterprises, Inc.	1.8%
Chart Industries, Inc.	1.7%

Material Fund Change [Text Block]
C000172344
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Institutional Class
Trading Symbol	SZCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.87%

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 10.46% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index, returned 10.76% and 3.64%, respectively.

The Fund performed roughly in line with the Russell 2000® Index for the year. Positive stock selection helped offset a challenging market environment for the Fund’s intrinsic value investment process, for which relative performance is correlated with company fundamentals such as free cash flow yield and return on invested capital. It is worth noting that for the period ended September 30, 2025, the Fund outperformed the S&P SmallCap 600® Index. This is important because the S&P 600 has outperformed the Russell 2000 over the long term due to its higher quality admission criteria.

Leading individual contributors to relative performance included Stride, Inc. (4.6%), a digital education company, The Bancorp, Inc. (5.4%), a bank that provides banking-as-a-service to consumer facing fintech partners, and Ligand Pharmaceuticals, Inc. (4.4%), a biopharmaceutical royalty company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. The Bancorp is growing strongly alongside its fintech customers’ programs, leading to high levels of profitability. Ligand performed well as the sales outlook for several of its partnered treatment assets improved substantially, accelerating Ligand’s future earnings trajectory.

The most significant individual detractors from relative performance included Lantheus Holdings, Inc. (0.6%), Builders FirstSource, Inc. (0.9%), and Alight, Inc. (0.1%). Lantheus shares declined due to pricing pressure in the market for its prostate cancer radiodiagnostic treatment. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for building products distributor Builders FirstSource suffered due to weakness in residential construction. The Fund maintained a position on the view that there is a strong secular outlook for building products and Builders FirstSource has deep competitive advantages in distribution. Alight, a human resources benefits provider, declined on disappointing results due to subpar commercial execution. The Fund trimmed the position while maintaining exposure as the stock now appears oversold and attractively valued considering Alight’s stable and recurring revenue stream.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
6/1/16	$994,043	$1,002,056	$999,370	$1,006,071
7/31/16	$1,060,763	$1,041,825	$1,059,039	$1,057,286
8/31/16	$1,065,925	$1,044,482	$1,077,767	$1,071,628
9/30/16	$1,074,265	$1,046,124	$1,089,771	$1,078,520
10/31/16	$1,032,168	$1,023,491	$1,037,963	$1,030,249
11/30/16	$1,142,176	$1,069,294	$1,153,708	$1,159,541
12/31/16	$1,178,219	$1,090,159	$1,186,034	$1,198,602
1/31/17	$1,185,415	$1,110,678	$1,190,712	$1,193,834
2/28/17	$1,197,010	$1,151,986	$1,213,691	$1,212,839
3/31/17	$1,197,809	$1,152,770	$1,215,279	$1,211,355
4/30/17	$1,217,000	$1,164,989	$1,228,606	$1,222,285
5/31/17	$1,186,215	$1,176,911	$1,203,611	$1,196,280
6/30/17	$1,234,991	$1,187,532	$1,245,218	$1,232,091
7/31/17	$1,232,192	$1,209,923	$1,254,469	$1,244,025
8/31/17	$1,215,401	$1,212,254	$1,238,510	$1,212,113
9/30/17	$1,268,175	$1,241,818	$1,315,804	$1,305,551
10/31/17	$1,271,373	$1,268,917	$1,327,020	$1,317,936
11/30/17	$1,307,355	$1,307,448	$1,365,264	$1,364,325
12/31/17	$1,316,168	$1,320,516	$1,359,754	$1,357,230
1/31/18	$1,352,164	$1,390,121	$1,395,290	$1,391,567
2/28/18	$1,269,162	$1,338,882	$1,341,262	$1,337,683
3/31/18	$1,294,148	$1,312,005	$1,358,609	$1,364,914
4/30/18	$1,317,015	$1,316,992	$1,370,355	$1,378,986
5/31/18	$1,396,629	$1,354,171	$1,453,536	$1,468,053
6/30/18	$1,419,497	$1,363,027	$1,463,952	$1,484,652
7/31/18	$1,449,140	$1,408,260	$1,489,466	$1,531,533
8/31/18	$1,491,912	$1,457,715	$1,553,677	$1,605,579
9/30/18	$1,466,079	$1,460,128	$1,516,308	$1,554,616
10/31/18	$1,295,418	$1,352,615	$1,351,612	$1,391,704
11/30/18	$1,302,194	$1,379,706	$1,373,096	$1,412,641
12/31/18	$1,130,322	$1,251,298	$1,209,991	$1,242,113
1/31/19	$1,274,083	$1,358,702	$1,346,113	$1,374,219
2/28/19	$1,330,239	$1,406,486	$1,416,094	$1,434,047
3/31/19	$1,290,256	$1,427,023	$1,386,456	$1,386,279
4/30/19	$1,316,312	$1,484,007	$1,433,555	$1,439,980
5/31/19	$1,186,927	$1,387,974	$1,322,064	$1,314,295
6/30/19	$1,281,271	$1,485,461	$1,415,504	$1,412,164
7/31/19	$1,271,387	$1,507,542	$1,423,654	$1,428,216
8/31/19	$1,185,580	$1,476,810	$1,353,362	$1,363,831
9/30/19	$1,243,983	$1,502,729	$1,381,521	$1,409,347
10/31/19	$1,268,242	$1,535,078	$1,417,905	$1,436,794
11/30/19	$1,324,399	$1,593,429	$1,476,273	$1,480,828
12/31/19	$1,376,734	$1,639,437	$1,518,841	$1,525,092
1/31/20	$1,317,757	$1,637,646	$1,470,129	$1,464,525
2/29/20	$1,203,854	$1,503,567	$1,346,370	$1,323,844
3/31/20	$897,713	$1,296,800	$1,053,851	$1,027,354
4/30/20	$1,011,166	$1,468,548	$1,198,602	$1,157,817
5/31/20	$1,101,657	$1,547,084	$1,276,601	$1,207,690
6/30/20	$1,121,466	$1,582,453	$1,321,726	$1,252,797
7/31/20	$1,208,356	$1,672,310	$1,358,309	$1,304,285
8/31/20	$1,245,273	$1,793,459	$1,434,841	$1,356,336
9/30/20	$1,217,361	$1,728,157	$1,386,913	$1,292,535
10/31/20	$1,252,927	$1,690,858	$1,415,960	$1,325,887
11/30/20	$1,451,919	$1,896,556	$1,676,957	$1,566,835
12/31/20	$1,579,365	$1,981,878	$1,822,015	$1,697,232
1/31/21	$1,677,454	$1,973,063	$1,913,703	$1,803,958
2/28/21	$1,842,442	$2,034,735	$2,032,975	$1,942,014
3/31/21	$1,920,190	$2,107,666	$2,053,394	$2,006,751
4/30/21	$1,985,733	$2,216,315	$2,096,513	$2,047,646
5/31/21	$2,052,633	$2,226,432	$2,100,835	$2,090,159
6/30/21	$2,085,630	$2,281,333	$2,141,538	$2,097,159
7/31/21	$2,031,388	$2,319,912	$2,064,210	$2,047,107
8/31/21	$2,121,340	$2,386,071	$2,110,383	$2,088,359
9/30/21	$2,092,410	$2,279,013	$2,048,159	$2,037,574
10/31/21	$2,173,322	$2,433,130	$2,135,286	$2,107,382
11/30/21	$2,131,284	$2,396,095	$2,046,309	$2,059,187
12/31/21	$2,229,834	$2,490,450	$2,092,020	$2,152,423
1/31/22	$2,023,776	$2,343,921	$1,890,614	$1,996,046
2/28/22	$2,057,813	$2,284,879	$1,910,796	$2,023,938
3/31/22	$2,069,771	$2,358,992	$1,934,578	$2,031,404
4/30/22	$1,980,081	$2,147,291	$1,742,843	$1,872,779
5/31/22	$2,007,678	$2,144,412	$1,745,477	$1,907,703
6/30/22	$1,838,417	$1,965,013	$1,601,924	$1,744,686
7/31/22	$2,003,999	$2,149,367	$1,769,169	$1,919,393
8/31/22	$1,962,143	$2,069,154	$1,732,967	$1,835,199
9/30/22	$1,839,797	$1,877,283	$1,566,887	$1,653,890
10/31/22	$1,967,663	$2,031,231	$1,739,384	$1,858,399
11/30/22	$2,031,596	$2,137,254	$1,780,012	$1,935,845
12/31/22	$1,928,620	$2,012,110	$1,664,485	$1,805,920
1/31/23	$2,035,120	$2,150,689	$1,826,716	$1,977,364
2/28/23	$2,041,166	$2,100,421	$1,795,861	$1,953,074
3/31/23	$1,953,734	$2,156,585	$1,710,055	$1,852,300
4/30/23	$1,930,945	$2,179,562	$1,679,311	$1,800,818
5/31/23	$1,875,603	$2,188,042	$1,663,798	$1,769,246
6/30/23	$1,976,057	$2,337,453	$1,799,068	$1,914,867
7/31/23	$2,050,002	$2,421,243	$1,909,087	$2,020,367
8/31/23	$2,027,214	$2,374,504	$1,813,579	$1,936,735
9/30/23	$1,987,683	$2,261,396	$1,706,810	$1,820,560
10/31/23	$1,951,873	$2,201,449	$1,590,407	$1,716,150
11/30/23	$2,035,585	$2,406,730	$1,734,354	$1,858,069
12/31/23	$2,181,892	$2,534,388	$1,946,264	$2,095,817
1/31/24	$2,150,508	$2,562,476	$1,870,567	$2,013,099
2/29/24	$2,195,008	$2,701,184	$1,976,332	$2,080,014
3/31/24	$2,260,587	$2,788,317	$2,047,083	$2,147,392
4/30/24	$2,136,924	$2,665,626	$1,903,004	$2,026,879
5/31/24	$2,218,429	$2,791,569	$1,998,472	$2,129,089
6/30/24	$2,153,787	$2,877,989	$1,979,986	$2,080,639
7/31/24	$2,373,944	$2,931,488	$2,181,151	$2,305,252
8/31/24	$2,329,444	$2,995,303	$2,148,569	$2,272,057
9/30/24	$2,339,281	$3,057,263	$2,163,585	$2,291,380
10/31/24	$2,326,634	$3,034,812	$2,132,335	$2,230,969
11/30/24	$2,568,806	$3,236,700	$2,366,239	$2,474,940
12/31/24	$2,399,271	$3,137,769	$2,170,821	$2,278,080
1/31/25	$2,524,873	$3,236,823	$2,227,738	$2,344,414
2/28/25	$2,448,751	$3,174,793	$2,108,578	$2,210,513
3/31/25	$2,328,859	$2,989,606	$1,965,050	$2,074,736
4/30/25	$2,314,586	$2,969,549	$1,919,653	$1,987,840
5/31/25	$2,388,329	$3,157,777	$2,022,163	$2,091,812
6/30/25	$2,473,966	$3,318,201	$2,132,072	$2,176,385
7/31/25	$2,467,306	$3,391,276	$2,169,057	$2,196,563
8/31/25	$2,618,598	$3,469,757	$2,324,030	$2,351,730
9/30/25	$2,583,867	$3,589,503	$2,396,338	$2,374,745

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 6/1/16
Institutional Class No Sales Charge	10.46%	16.24%	10.71%
Russell 3000® Index	17.41%	15.74%	14.68%
Russell 2000® Index	10.76%	11.56%	9.82%
S&P SmallCap 600® Index	3.64%	12.94%	9.71%

Performance Inception Date	Jun. 01, 2016
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,043,202,578
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 5,559,750
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,043,202,578
Number of Portfolio Holdings	98
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	5,559,750

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	17%
Health Care	15%
Consumer Discretionary	10%
Information Technology	7%
Energy	6%
Communication Services	6%
Consumer Staples	6%
Real Estate	4%
Utilities	4%

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
The Bancorp, Inc.	5.4%
Stride, Inc.	4.6%
Ligand Pharmaceuticals, Inc.	4.4%
Kyndryl Holdings, Inc.	2.9%
Cantaloupe, Inc.	2.1%
NEXTracker, Inc.	2.0%
Essent Group Ltd.	1.9%
RadNet, Inc.	1.8%
Rush Enterprises, Inc.	1.8%
Chart Industries, Inc.	1.7%

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